Note 21 - Financial liabilities at amortized cost - Deposits from credit institutions (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Deposits From Banks [Line Items]
Deposits from credit institutions	€ 32,899	€ 31,978
Deposits With Agreed Maturity [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	9,859	8,370
Demand deposits [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	17,735	17,658
Repurchase Agreements [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	3,366	4,593
Subordinated deposits [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	192	191
Other Accounts [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	1,747	1,166
Total
Deposits From Banks [Line Items]
Deposits from credit institutions	€ 32,899	€ 31,978